UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00994

RMB Investors Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Christopher M. Graff

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Name and address of agent for service)

(800) 462-2392

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

RMB Fund
Class A | RMBHX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.22%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$113,522,039
Number of Holdings	43
Portfolio Turnover	4%
30-Day SEC Yield (Class-Specific)	-0.18%
Visit www.rmbfunds.com/our-funds/rmb-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	10.9%
Alphabet, Inc.	8.4%
Amazon.com, Inc.	5.6%
Apple, Inc.	4.4%
Visa, Inc.	3.8%
Keurig Dr Pepper, Inc.	2.5%
TJX Cos., Inc. (The)	2.5%
Tyler Technologies, Inc.	2.3%
Synopsys, Inc.	2.3%
Cooper Cos., Inc. (The)	2.2%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB Fund	PAGE 1	TSR-SAR-74968B605

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B605

RMB Fund
Class C | RMBJX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.97%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$113,522,039
Number of Holdings	43
Portfolio Turnover	4%
30-Day SEC Yield (Class-Specific)	-0.91%
Visit www.rmbfunds.com/our-funds/rmb-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	10.9%
Alphabet, Inc.	8.4%
Amazon.com, Inc.	5.6%
Apple, Inc.	4.4%
Visa, Inc.	3.8%
Keurig Dr Pepper, Inc.	2.5%
TJX Cos., Inc. (The)	2.5%
Tyler Technologies, Inc.	2.3%
Synopsys, Inc.	2.3%
Cooper Cos., Inc. (The)	2.2%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB Fund	PAGE 1	TSR-SAR-74968B704

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B704

RMB Fund
Class I | RMBGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$113,522,039
Number of Holdings	43
Portfolio Turnover	4%
30-Day SEC Yield (Class-Specific)	0.06%
Visit www.rmbfunds.com/our-funds/rmb-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	10.9%
Alphabet, Inc.	8.4%
Amazon.com, Inc.	5.6%
Apple, Inc.	4.4%
Visa, Inc.	3.8%
Keurig Dr Pepper, Inc.	2.5%
TJX Cos., Inc. (The)	2.5%
Tyler Technologies, Inc.	2.3%
Synopsys, Inc.	2.3%
Cooper Cos., Inc. (The)	2.2%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB Fund	PAGE 1	TSR-SAR-74968B886

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B886

RMB Mendon Financial Services Fund
Class A | RMBKX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.40%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$154,181,332
Number of Holdings	57
Portfolio Turnover	28%
30-Day SEC Yield (Class-Specific)	1.15%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc.	8.0%
Primis Financial Corp.	5.9%
Business First Bancshares, Inc.	5.2%
USCB Financial Holdings, Inc.	5.1%
First Bancshares, Inc. (The)	4.9%
Byline Bancorp, Inc.	4.5%
Veritex Holdings, Inc.	4.3%
Origin Bancorp, Inc.	4.2%
First Horizon Corp.	4.0%
VersaBank	3.6%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B407

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-SAR-74968B407

RMB Mendon Financial Services Fund
Class C | RMBNX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.15%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$154,181,332
Number of Holdings	57
Portfolio Turnover	28%
30-Day SEC Yield (Class-Specific)	0.51%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc.	8.0%
Primis Financial Corp.	5.9%
Business First Bancshares, Inc.	5.2%
USCB Financial Holdings, Inc.	5.1%
First Bancshares, Inc. (The)	4.9%
Byline Bancorp, Inc.	4.5%
Veritex Holdings, Inc.	4.3%
Origin Bancorp, Inc.	4.2%
First Horizon Corp.	4.0%
VersaBank	3.6%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B506

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-SAR-74968B506

RMB Mendon Financial Services Fund
Class I | RMBLX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.15%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$154,181,332
Number of Holdings	57
Portfolio Turnover	28%
30-Day SEC Yield (Class-Specific)	1.44%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc.	8.0%
Primis Financial Corp.	5.9%
Business First Bancshares, Inc.	5.2%
USCB Financial Holdings, Inc.	5.1%
First Bancshares, Inc. (The)	4.9%
Byline Bancorp, Inc.	4.5%
Veritex Holdings, Inc.	4.3%
Origin Bancorp, Inc.	4.2%
First Horizon Corp.	4.0%
VersaBank	3.6%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B803

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-SAR-74968B803

RMB International Fund
Class I | RMBTX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$248,696,201
Number of Holdings	38
Portfolio Turnover	9%
30-Day SEC Yield (Class-Specific)	1.80%
Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Countries (%)

Top 10 Holdings	(%)
Shell PLC	4.9%
Novartis AG	4.5%
AstraZeneca PLC	4.4%
Schneider Electric SE	4.2%
Compass Group PLC	4.0%
ASML Holding N.V.	4.0%
ITOCHU Corp.	3.5%
BAE Systems PLC	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.4%
Nestle SA	3.4%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit https://rmbfunds.com/documents
RMB International Fund	PAGE 1	TSR_SAR_74968B860

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB International Fund	PAGE 2	TSR_SAR_74968B860

RMB Japan Fund
Class I | RMBPX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB Japan Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	1.30%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,937,204
Number of Holdings	37
Portfolio Turnover	18%
30-Day SEC Yield (Class-Specific)	1.07%
Visit www.rmbfunds.com/our-funds/rmb-japan-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Countries (%)

Top 10 Holdings	(%)
Mitsubishi UFJ Financial Group, Inc.	7.6%
ITOCHU Corp.	5.8%
Toyota Motor Corp.	5.7%
Hitachi Ltd.	5.3%
Mitsui Fudosan Co. Ltd.	4.3%
Tokio Marine Holdings, Inc.	4.2%
ORIX Corp.	3.8%
Nintendo Co. Ltd.	3.7%
NEC Corp.	3.0%
Stanley Electric Co. Ltd.	2.9%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB Japan Fund	PAGE 1	TSR_SAR_74968B852

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Japan Fund	PAGE 2	TSR_SAR_74968B852

RMB Small Cap Fund
Class I | RMBBX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB Small Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$137,477,063
Number of Holdings	56
Portfolio Turnover	2%
30-Day SEC Yield (Class-Specific)	0.23%
Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Monolithic Power Systems, Inc.	4.8%
Curtiss-Wright Corp.	4.5%
Fair Isaac Corp.	4.1%
PTC, Inc.	4.1%
Kadant, Inc.	3.8%
ITT, Inc.	3.7%
EastGroup Properties, Inc.	3.2%
West Pharmaceutical Services, Inc.	3.1%
Eagle Materials, Inc.	3.1%
Carpenter Technology Corp.	3.0%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB Small Cap Fund	PAGE 1	TSR-SAR-74968B837

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Small Cap Fund	PAGE 2	TSR-SAR-74968B837

RMB SMID Cap Fund
Class I | RMBMX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$84,052,925
Number of Holdings	53
Portfolio Turnover	2%
30-Day SEC Yield (Class-Specific)	0.49%
Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2024)1
Top Sectors (%)

Top Holdings	(%)
Fair Isaac Corp.	5.6%
Monolithic Power Systems, Inc.	4.5%
Copart, Inc.	4.5%
First American Government Obligations Fund - Class X	4.3%
Watsco, Inc.	4.0%
PTC, Inc.	3.6%
Carlisle Cos., Inc.	3.3%
Avery Dennison Corp.	3.2%
Pinnacle Financial Partners, Inc.	3.2%
Eagle Materials, Inc.	2.9%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents
RMB SMID Cap Fund	PAGE 1	TSR-SAR-74968B811

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB SMID Cap Fund	PAGE 2	TSR-SAR-74968B811

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

RMB Investors Trust
RMB Fund
RMB Mendon Financial Services Fund
RMB International Fund
RMB Japan Fund
RMB Small Cap Fund
RMB SMID Cap Fund
Core Financial Statements
June 30, 2024

RMB Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 9.8%
Alphabet, Inc. - Class A	52,240	$ 9,515,516
Walt Disney Co. (The)	16,000	1,588,640
		11,104,156
Consumer Discretionary - 11.5%
Amazon.com, Inc.(a)	33,000	6,377,250
Booking Holdings, Inc.	573	2,269,940
TJX Cos., Inc. (The)	25,730	2,832,873
Vail Resorts, Inc.	8,800	1,585,144
		13,065,207
Consumer Staples - 5.4%
Diageo PLC - ADR	10,700	1,349,056
Kenvue, Inc.	108,000	1,963,440
Keurig Dr Pepper, Inc.	85,109	2,842,641
		6,155,137
Financials - 14.4%
Chubb Ltd.	6,300	1,607,004
CME Group, Inc.	10,600	2,083,960
JPMorgan Chase & Co.	11,200	2,265,312
Morgan Stanley	16,006	1,555,623
Progressive Corp. (The)	9,900	2,056,329
S&P Global, Inc.	5,339	2,381,194
Visa, Inc. - Class A	16,645	4,368,813
		16,318,235
Health Care - 13.8%
Becton Dickinson & Co.	10,200	2,383,842
Cooper Cos., Inc. (The)	29,200	2,549,160
Danaher Corp.	8,000	1,998,800
Edwards Lifesciences Corp.(a)	18,500	1,708,845
STERIS PLC	9,864	2,165,542
UnitedHealth Group, Inc.	4,860	2,475,004
Zoetis, Inc.	13,400	2,323,024
		15,604,217
Industrials - 6.8%
AMETEK, Inc.	14,300	2,383,953
IDEX Corp.	6,749	1,355,531
Nordson Corp.	7,800	1,809,132
Union Pacific Corp.	9,700	2,194,722
		7,743,338
Information Technology - 32.8%
Accenture PLC - Class A	4,900	1,486,709
Analog Devices, Inc.	4,906	1,119,843
Apple, Inc.	23,630	4,976,951
CDW Corp.	8,900	1,992,176
Entegris, Inc.	13,000	1,760,200
Intuit, Inc.	3,400	2,234,514
Microsoft Corp.	27,674	12,368,894
Palo Alto Networks, Inc.(a)	5,700	1,932,357
PTC, Inc.(a)	12,900	2,343,543

	Shares	Value
Salesforce, Inc.	7,000	$1,799,700
Synopsys, Inc.(a)	4,300	2,558,758
Tyler Technologies, Inc.(a)	5,150	2,589,317
		37,162,962
Materials - 2.0%
Avery Dennison Corp.	10,500	2,295,825
Real Estate - 3.0%
American Tower Corp.	11,500	2,235,370
Equinix, Inc.	1,600	1,210,560
		3,445,930
TOTAL COMMON STOCKS (Cost $54,022,205)		112,895,007
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(b)	382,860	382,860
TOTAL SHORT-TERM INVESTMENTS (Cost $382,860)		382,860
TOTAL INVESTMENTS - 99.8% (Cost $54,405,065)		$113,277,867
Other Assets in Excess of Liabilities - 0.2%		244,172
TOTAL NET ASSETS - 100.0%		$113,522,039

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

1

RMB Mendon Financial Services Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Banks - 95.8%
Amerant Bancorp, Inc.	200,000	$4,540,000
Ameris Bancorp(a)(b)	45,000	2,265,750
Atlantic Union Bankshares Corp.	25,000	821,250
Banc of California, Inc.(a)(b)	219,293	2,802,565
Bank of NT Butterfield & Son Ltd. (The)	100,000	3,512,000
Business First Bancshares, Inc.	370,000	8,051,200
Byline Bancorp, Inc.	290,000	6,884,600
Cadence Bank(a)(b)	100,000	2,828,000
California BanCorp(c)	232,886	5,007,049
Civista Bancshares, Inc.	200,000	3,098,000
Coastal Financial Corp.(c)	40,000	1,845,600
Colony Bankcorp, Inc.	100,000	1,225,000
Equity Bancshares, Inc. - Class A	350,000	12,320,000
FB Financial Corp.(a)(b)	100,000	3,903,000
First Bancshares, Inc. (The)	290,000	7,534,200
First Foundation, Inc.	646,691	4,235,826
First Horizon Corp.(a)(b)	390,000	6,150,300
First Western Financial, Inc.(c)	71,415	1,214,055
Five Star Bancorp(a)(b)	129,651	3,066,246
HomeStreet, Inc.	363,000	4,138,200
Live Oak Bancshares, Inc.(a)(b)	50,000	1,753,000
NBT Bancorp, Inc.(a)(b)	40,000	1,544,000
New York Community Bancorp, Inc.(a)(b)	600,000	1,932,000
Nicolet Bankshares, Inc.	20,000	1,660,800
OceanFirst Financial Corp.	75,000	1,191,750
Old Second Bancorp, Inc.	150,000	2,221,500
Origin Bancorp, Inc.	205,000	6,502,600
Primis Financial Corp.	873,536	9,154,657
Provident Financial Services, Inc.	300,000	4,305,000
Renasant Corp.	25,000	763,500
Shore Bancshares, Inc.	153,973	1,762,991
SmartFinancial, Inc.	66,990	1,585,653
Southern California Bancorp(c)	65,475	881,948
Southern States Bancshares, Inc.	125,000	3,392,500
Stellar Bancorp, Inc.	75,000	1,722,000
Triumph Financial, Inc.(a)(b)(c)	12,500	1,021,875
United Community Banks, Inc.	30,000	763,800
USCB Financial Holdings, Inc.	610,136	7,828,045
Veritex Holdings, Inc.	315,000	6,643,350
VersaBank	513,550	5,551,476
		147,625,286
Insurance - 3.0%
Abacus Life, Inc.(c)	537,235	4,647,082
TOTAL COMMON STOCKS (Cost $131,322,496)		152,272,368

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(d)	225,498	$225,498
TOTAL SHORT-TERM INVESTMENTS (Cost $225,498)		225,498
TOTAL INVESTMENTS - 98.9% (Cost $131,547,994)		$152,497,866
Other Assets in Excess of Liabilities - 1.1%		1,683,466
TOTAL NET ASSETS - 100.0%		$154,181,332

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Security or partial security segregated as collateral for written options. For the written options, the Fund is required to establish a margin account with the broker. The aggregate market value of collateral posted was $12,959,825.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

2

RMB Mendon Financial Services Fund
Schedule of Written Options
as of June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%(a)(b)
Call Options - (0.5)%
Ameris Bancorp, Expiration: 10/18/2024; Exercise Price: $50.00	$(1,250,000)	(250)	$ (96,875)
Banc of California, Inc. Expiration: 12/20/2024; Exercise Price: $15.00	(750,000)	(500)	(17,500)
Expiration: 01/17/2025; Exercise Price: $15.00	(750,000)	(500)	(32,500)
Cadence Bank, Expiration: 12/20/2024; Exercise Price: $15.00	(750,000)	(500)	(85,000)
FB Financial Corp. Expiration: 07/19/2024; Exercise Price: $40.00(c)	(1,000,000)	(250)	0
Expiration: 10/18/2024; Exercise Price: $40.00(c)	(1,000,000)	(250)	0
First Horizon Corp. Expiration: 08/16/2024; Exercise Price: $14.00	(700,000)	(500)	(112,500)
Expiration: 01/17/2025; Exercise Price: $17.00	(850,000)	(500)	(46,250)
Five Star Bancorp, Expiration: 11/15/2024; Exercise Price: $25.00	(1,250,000)	(500)	(52,500)
Live Oak Bancshares, Inc., Expiration: 12/20/2024; Exercise Price: $40.00	(800,000)	(200)	(49,500)

	Notional Amount	Contracts	Value
NBT Bancorp, Inc., Expiration: 11/15/2024; Exercise Price: $40.00	$(1,000,000)	(250)	$(57,500)
New York Community Bancorp, Inc. Expiration: 12/20/2024; Exercise Price: $3.50	(700,000)	(2,000)	(95,000)
Expiration: 01/17/2025; Exercise Price: $4.00	(800,000)	(2,000)	(65,000)
Expiration: 01/17/2025; Exercise Price: $4.50	(450,000)	(1,000)	(22,500)
Triumph Financial, Inc., Expiration: 11/15/2024; Exercise Price: $80.00	(1,000,000)	(125)	(110,000)
Total Call Options			(842,625)
TOTAL WRITTEN OPTIONS
(Premiums received $781,139)			(842,625)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Fair-valued security (Note 13)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

3

RMB International Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 2.2%
Rio Tinto Ltd.	68,985	$5,464,415
Denmark - 2.7%
Novo Nordisk A/S - Class B	47,337	6,773,208
Finland - 2.9%
Sampo OYJ - Class A	166,182	7,166,477
France - 6.9%
LVMH Moet Hennessy Louis Vuitton SE	8,695	6,675,946
Schneider Electric SE	43,262	10,371,882
		17,047,828
Germany - 5.1%
Bayerische Motoren Werke AG	44,490	4,208,374
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,137	8,567,738
		12,776,112
Hong Kong - 1.5%
Hong Kong Exchanges & Clearing Ltd.	113,700	3,638,758
Italy - 0.9%
UniCredit SpA	63,537	2,351,253
Japan - 28.1%
FANUC Corp.	136,300	3,741,807
ITOCHU Corp.	178,900	8,794,403
Kansai Electric Power Co., Inc. (The)	437,700	7,349,775
Kao Corp.	119,400	4,834,145
Mitsubishi UFJ Financial Group, Inc.	652,000	7,036,402
Mitsui Fudosan Co. Ltd.	622,200	5,726,677
Murata Manufacturing Co. Ltd.	248,269	5,141,248
NEC Corp.	62,300	5,137,045
Nintendo Co. Ltd.	103,600	5,532,404
Nippon Steel Corp.	130,700	2,770,635
ORIX Corp.	348,900	7,732,978
Toyota Motor Corp.	301,100	6,177,812
		69,975,331
Netherlands - 7.1%
ASML Holding N.V.	9,686	9,871,650
ING Groep N.V.	447,848	7,695,223
		17,566,873
Sweden - 2.4%
Atlas Copco AB - Class A	311,183	5,842,852
Switzerland - 12.3%
Lonza Group AG	4,687	2,551,626
Nestle SA	81,665	8,335,897

	Shares	Value
Novartis AG	105,904	$11,275,776
Sika AG	17,073	4,873,654
STMicroelectronics N.V.	93,285	3,653,782
		30,690,735
United Kingdom - 26.0%
AstraZeneca PLC	70,481	10,969,127
BAE Systems PLC	521,506	8,686,500
Compass Group PLC	363,387	9,899,832
Diageo PLC	99,173	3,113,425
Intertek Group PLC	79,045	4,778,261
Lloyds Banking Group PLC	11,934,389	8,231,301
London Stock Exchange Group PLC	58,199	6,901,114
Shell PLC	338,520	12,141,985
		64,721,545
TOTAL COMMON STOCKS (Cost $186,940,345)		244,015,387
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 5.23%(a)	6,769,705	6,769,705
TOTAL SHORT-TERM INVESTMENTS (Cost $6,769,705)		6,769,705
TOTAL INVESTMENTS - 100.8% (Cost $193,710,050)		$250,785,092
Liabilities in Excess of Other Assets - (0.8)%		(2,088,891)
TOTAL NET ASSETS - 100.0%		$248,696,201

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

4

RMB Japan Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - JAPAN - 96.5%
Communication Services - 3.7%
Nintendo Co. Ltd.	18,900	$ 1,009,290
Consumer Discretionary - 16.4%
Isuzu Motors Ltd.	57,300	761,773
Nikon Corp.	67,100	680,953
Sanyo Shokai Ltd.	15,031	224,541
Sony Group Corp.	4,828	411,448
Stanley Electric Co. Ltd.	44,100	790,217
Toyota Motor Corp.	74,800	1,534,707
		4,403,639
Consumer Staples - 5.1%
Cosmos Pharmaceutical Corp.	4,300	346,712
Kao Corp.	19,500	789,496
Yakult Honsha Co. Ltd.	13,400	240,080
		1,376,288
Energy - 2.0%
Inpex Corp.	37,300	547,769
Financials - 17.2%
Mitsubishi UFJ Financial Group, Inc.	189,200	2,041,851
ORIX Corp.	46,539	1,031,485
Sumitomo Mitsui Financial Group, Inc.	6,600	443,025
Tokio Marine Holdings, Inc.	30,000	1,127,372
		4,643,733
Health Care - 5.9%
Shionogi & Co. Ltd.	15,800	615,387
Sysmex Corp.	26,700	430,990
Takeda Pharmaceutical Co. Ltd.	21,200	549,891
		1,596,268
Industrials - 21.6%
FANUC Corp.	18,700	513,366
Hitachi Ltd.	62,900	1,416,277
ITOCHU Corp.	31,600	1,553,399
Komatsu Ltd.	23,400	683,503
Mabuchi Motor Co. Ltd.	18,300	273,177
Mitsubishi Corp.	32,600	640,847
Mitsui OSK Lines Ltd.	4,900	147,327
Recruit Holdings Co. Ltd.	11,000	591,879
		5,819,775
Information Technology - 13.1%
Hamamatsu Photonics KK	14,700	394,895
Keyence Corp.	900	393,910
Murata Manufacturing Co. Ltd.	31,905	660,701
NEC Corp.	9,700	799,829
Tokyo Electron Ltd.	2,400	525,361
Ulvac, Inc.	11,500	755,958
		3,530,654

	Shares	Value
Materials - 4.4%
Nippon Steel Corp.	21,200	$449,407
Shin-Etsu Chemical Co. Ltd.	18,795	730,780
		1,180,187
Real Estate - 4.3%
Mitsui Fudosan Co. Ltd.	125,700	1,156,932
Utilities - 2.8%
Kansai Electric Power Co., Inc. (The)	44,200	742,198
TOTAL COMMON STOCKS (Cost $19,649,735)		26,006,733
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 5.23%(a)	338,635	338,635
TOTAL SHORT-TERM INVESTMENTS (Cost $338,635)		338,635
TOTAL INVESTMENTS - 97.8% (Cost $19,988,370)		$26,345,368
Other Assets in Excess of Liabilities - 2.2%		591,836
TOTAL NET ASSETS - 100.0%		$ 26,937,204

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

5

RMB Small Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 4.5%
Curtiss-Wright Corp.	22,770	$ 6,170,215
Automobile Components - 1.2%
Visteon Corp.(a)	15,090	1,610,103
Banks - 9.0%
Seacoast Banking Corp. of Florida	121,547	2,873,371
Stock Yards Bancorp, Inc.	57,525	2,857,267
TriCo Bancshares	98,059	3,880,194
Triumph Financial, Inc.(a)	17,269	1,411,741
Veritex Holdings, Inc.	64,800	1,366,632
		12,389,205
Biotechnology - 2.9%
Allogene Therapeutics, Inc.(a)	101,375	236,204
CareDx, Inc.(a)	40,547	629,695
Caribou Biosciences, Inc.(a)	60,116	98,590
CRISPR Therapeutics AG(a)	20,142	1,087,870
Intellia Therapeutics, Inc.(a)	23,198	519,171
Iovance Biotherapeutics, Inc.(a)	71,520	573,590
Veracyte, Inc.(a)	36,418	789,178
		3,934,298
Building Products - 2.9%
AAON, Inc.	18,403	1,605,478
Trex Co., Inc.(a)	32,066	2,376,732
		3,982,210
Capital Markets - 2.3%
Stifel Financial Corp.	37,908	3,189,958
Construction & Engineering - 0.7%
Valmont Industries, Inc.	3,243	890,041
Construction Materials - 3.1%
Eagle Materials, Inc.	19,724	4,289,181
Containers & Packaging - 2.2%
AptarGroup, Inc.	21,092	2,969,964
Distributors - 2.5%
Pool Corp.	11,208	3,444,555
Diversified Consumer Services - 0.2%
Duolingo, Inc.(a)	1,590	331,785
Electronic Equipment, Instruments & Components - 2.4%
Badger Meter, Inc.	17,681	3,294,854
Equity Real Estate Investment - 7.8%
Community Healthcare Trust, Inc.	38,175	892,913
EastGroup Properties, Inc.	25,914	4,407,971

	Shares	Value
Essential Properties Realty Trust, Inc.	102,700	$ 2,845,817
PotlatchDeltic Corp.	65,181	2,567,480
		10,714,181
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	16,031	1,702,492
Health Care Equipment & Supplies - 1.6%
Neogen Corp.(a)	90,679	1,417,313
Omnicell, Inc.(a)	28,929	783,108
		2,200,421
Health Care Providers & Services - 0.5%
CorVel Corp.(a)	2,903	738,146
Insurance - 2.2%
American Financial Group, Inc.	24,939	3,067,996
Life Sciences Tools & Services - 6.4%
BioLife Solutions, Inc.(a)	77,955	1,670,575
Repligen Corp.(a)	22,231	2,802,440
West Pharmaceutical Services, Inc.	13,125	4,323,244
		8,796,259
Machinery - 10.3%
ITT, Inc.	39,567	5,111,265
Kadant, Inc.	17,613	5,174,347
Lincoln Electric Holdings, Inc.	8,148	1,537,039
RBC Bearings, Inc.(a)	8,478	2,287,195
		14,109,846
Metals & Mining - 3.0%
Carpenter Technology Corp.	37,998	4,163,821
Oil, Gas & Consumable Fuels - 6.0%
Devon Energy Corp.	38,135	1,807,599
Matador Resources Co.	59,532	3,548,107
Range Resources Corp.	86,596	2,903,564
		8,259,270
Pharmaceuticals - 0.9%
Catalent, Inc.(a)	22,723	1,277,714
Professional Services - 1.9%
Exponent, Inc.	27,182	2,585,552
Semiconductors & Semiconductor Equipment - 5.9%
MKS Instruments, Inc.	12,012	1,568,527
Monolithic Power Systems, Inc.	7,972	6,550,433
		8,118,960

The accompanying notes are an integral part of these financial statements.

6

RMB Small Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
Software - 13.5%
Digimarc Corp.(a)	27,612	$856,248
Fair Isaac Corp.(a)	3,816	5,680,727
Five9, Inc.(a)	18,819	829,918
PTC, Inc.(a)	30,913	5,615,965
Q2 Holdings, Inc.(a)	31,380	1,893,155
Tyler Technologies, Inc.(a)	7,172	3,605,938
		18,481,951
Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear Co.	25,626	2,026,504
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	13,698	2,657,412
TOTAL COMMON STOCKS (Cost $83,682,535)		135,396,894
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 5.23%(b)	2,125,470	2,125,470
TOTAL SHORT-TERM INVESTMENTS (Cost $2,125,470)		2,125,470
TOTAL INVESTMENTS - 100.0% (Cost $85,808,005)		$137,522,364
Liabilities in Excess of Other Assets - 0.0%(c)		(45,301)
TOTAL NET ASSETS - 100.0%		$137,477,063

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

7

RMB SMID Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 4.9%
BWX Technologies, Inc.	9,054	$ 860,130
Curtiss-Wright Corp.	6,247	1,692,812
HEICO Corp.	7,070	1,580,923
		4,133,865
Automobile Components - 1.3%
Visteon Corp.(a)	10,503	1,120,670
Banks - 6.4%
Pinnacle Financial Partners, Inc.	33,186	2,656,207
Stock Yards Bancorp, Inc.	17,471	867,785
Webster Financial Corp.	41,711	1,818,182
		5,342,174
Biotechnology - 1.4%
Caribou Biosciences, Inc.(a)	55,309	90,707
CRISPR Therapeutics AG(a)	11,345	612,743
Exact Sciences Corp.(a)	6,778	286,371
Intellia Therapeutics, Inc.(a)	7,500	167,850
		1,157,671
Building Products - 4.4%
Carlisle Cos., Inc.	6,912	2,800,811
Trex Co., Inc.(a)	11,540	855,345
		3,656,156
Capital Markets - 1.3%
Stifel Financial Corp.	12,818	1,078,635
Chemicals - 1.2%
RPM International, Inc.	9,578	1,031,359
Commercial Services & Supplies - 4.5%
Copart, Inc.(a)	69,048	3,739,640
Construction Materials - 2.9%
Eagle Materials, Inc.	11,258	2,448,165
Consumer Staples Distribution & Retail - 1.9%
BJ's Wholesale Club Holdings, Inc.(a)	17,847	1,567,680
Containers & Packaging - 3.2%
Avery Dennison Corp.	12,277	2,684,366
Distributors - 0.8%
Pool Corp.	2,302	707,474
Electronic Equipment, Instruments & Components - 1.0%
Teledyne Technologies, Inc.(a)	1	388
Trimble, Inc.(a)	15,534	868,661
		869,049

	Shares	Value
Equity Real Estate Investment - 5.3%
Alexandria Real Estate Equities, Inc.	10,807	$ 1,264,095
EastGroup Properties, Inc.	10,754	1,829,255
PotlatchDeltic Corp.	34,866	1,373,372
		4,466,722
Financial Services - 0.8%
Jack Henry & Associates, Inc.	3,871	642,663
Ground Transportation - 2.0%
Old Dominion Freight Line, Inc.	9,406	1,661,100
Health Care Equipment & Supplies - 1.6%
IDEXX Laboratories, Inc.(a)	1,787	870,627
Insulet Corp.(a)	2,334	471,001
		1,341,628
Hotels, Restaurants & Leisure - 0.9%
Vail Resorts, Inc.	4,320	778,162
Household Durables - 2.0%
NVR, Inc.(a)	224	1,699,837
Insurance - 4.9%
American Financial Group, Inc.	15,812	1,945,192
Markel Group, Inc.(a)	1,394	2,196,470
		4,141,662
Life Sciences Tools & Services - 7.4%
BioLife Solutions, Inc.(a)	35,769	766,530
Bio-Techne Corp.	22,179	1,589,125
Repligen Corp.(a)	12,692	1,599,953
West Pharmaceutical Services, Inc.	6,958	2,291,896
		6,247,504
Machinery - 2.7%
IDEX Corp.	4,928	991,513
ITT, Inc.	9,766	1,261,572
		2,253,085
Metals & Mining - 2.8%
Royal Gold, Inc.	6,902	863,854
Steel Dynamics, Inc.	11,344	1,469,048
		2,332,902
Oil, Gas & Consumable Fuels - 4.4%
Devon Energy Corp.	42,036	1,992,506
Diamondback Energy, Inc.	8,378	1,677,192
		3,669,698
Pharmaceuticals - 1.0%
Catalent, Inc.(a)	15,146	851,660

The accompanying notes are an integral part of these financial statements.

8

RMB SMID Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment - 5.5%
MKS Instruments, Inc.	6,795	$887,291
Monolithic Power Systems, Inc.	4,594	3,774,798
		4,662,089
Software - 11.9%
Fair Isaac Corp.(a)	3,134	4,665,460
PTC, Inc.(a)	16,822	3,056,053
Tyler Technologies, Inc.(a)	4,515	2,270,052
		9,991,565
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	13,102	1,036,106
Trading Companies & Distributors - 6.1%
Applied Industrial Technologies, Inc.	9,189	1,782,666
Watsco, Inc.	7,225	3,346,909
		5,129,575
TOTAL COMMON STOCKS (Cost $38,114,772)		80,442,862
SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
First American Government Obligations Fund - Class X, 5.23%(b)	3,610,375	3,610,375
TOTAL SHORT-TERM INVESTMENTS (Cost $3,610,375)		3,610,375
TOTAL INVESTMENTS - 100.0% (Cost $41,725,147)		$84,053,237
Liabilities in Excess of Other Assets - 0.0%(c)		(312)
TOTAL NET ASSETS - 100.0%		$84,052,925

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

9

Statements of Assets and Liabilities
as of June 30, 2024 (Unaudited)

	RMB Fund	RMB Mendon Financial Services Fund
Assets:
Investments at cost	$54,405,065	$ 131,547,994
Investments at value	$ 113,277,867	$ 152,497,866
Dividends and interest receivable	67,177	181,134
Receivable for capital stock sold	898	36,184
Receivable for investments sold	1,670,824	3,101,629
Prepaid expenses	30,825	36,597
Total assets	115,047,591	155,853,410
Liabilities:
Payable for fund shares redeemed	145	579,170
Payable for investments purchased	1,355,531	—
Options written at value	—	842,625[1]
Payable for investment advisory fees (Note 2)	55,306	91,748
Payable for legal fees	28,821	40,198
Payable for distribution and shareholder service fees (Note 3)	18,940	21,045
Payable for transfer agent fees	17,601	40,991
Payable for administration fees	15,305	15,600
Payable for accounting fees	11,368	11,476
Payable for audit fees	9,995	10,095
Payable for custody fees	1,541	3,113
Accrued expenses and other payables	10,999	16,017
Total liabilities	1,525,552	1,672,078
Net assets	$ 113,522,039	$ 154,181,332
Net Assets Consists of:
Capital paid-in	$47,041,867	$ 176,092,294
Total distributable earnings	66,480,172	(21,910,962)
Net assets	$ 113,522,039	$ 154,181,332
By Share Class:
Net Assets:
Class A	$85,935,963	$50,640,998
Class C	$1,531,505	$15,107,058
Class I	$26,054,571	$88,433,276
NAV (par value $0.10 per share)
Class A	$35.42	$41.42
Class C	$26.20	$35.67
Class I	$35.89	$42.43
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class A	2,426,265	1,222,582
Class C	58,462	423,572
Class I	725,977	2,084,392

[1]	The payable for options written include premiums recieved of $781,139.
The accompanying notes are an integral part of these financial statements.

10

Statements of Assets and Liabilities
as of June 30, 2024 (Unaudited)

	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Assets:
Investments at cost	$ 193,710,050	$ 19,988,370	$85,808,005	$ 41,725,147
Foreign currency at cost	—	312,746	—	—
Investments at value	$ 250,785,092	$ 26,345,368	$ 137,522,364	$ 84,053,237
Foreign currency at value	—	308,665	—	—
Receivable for investments sold	1,479,852	292,000	—	—
Dividends and interest receivable	1,136,911	44,293	134,005	95,809
Receivable for capital stock sold	52,315	4,902	47,923	—
Prepaid expenses	15,770	12,314	19,204	20,004
Total assets	253,469,940	27,007,542	137,723,496	84,169,050
Liabilities:
Payable for investments purchased	4,378,548	—	—	—
Payable for fund shares redeemed	100,636	4,649	86,045	19,837
Payable for investment advisory fees (Note 2)	154,795	4,331	66,709	26,479
Payable for legal fees	65,143	6,966	36,389	22,330
Payable for transfer agent fees	16,464	14,587	14,925	10,103
Payable for custody fees	16,409	4,968	2,067	1,429
Payable for administration fees	15,567	15,565	15,387	15,284
Payable for audit fees	8,198	8,198	9,506	9,650
Payable for accounting fees	4,007	3,956	4,049	4,095
Accrued expenses and other payables	13,972	7,118	11,356	6,918
Total liabilities	4,773,739	70,338	246,433	116,125
Net assets	$ 248,696,201	$ 26,937,204	$ 137,477,063	$ 84,052,925
Net Assets Consists of:
Capital paid-in	$ 226,889,095	$ 21,764,690	$86,731,217	$ 37,201,994
Total distributable earnings	21,807,106	5,172,514	50,745,846	46,850,931
Net assets	$ 248,696,201	$ 26,937,204	$ 137,477,063	$ 84,052,925
By Share Class:
Net Assets:
Class I	$ 248,696,201	$ 26,937,204	$ 137,477,063	$ 84,052,925
NAV (par value $0.10 per share)
Class I	$10.35	$10.70	$15.44	$12.77
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class I	24,024,690	2,517,208	8,904,508	6,583,496

The accompanying notes are an integral part of these financial statements.

11

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	RMB Fund	RMB Mendon Financial Services Fund
Investment Income:
Dividends	$631,491[1]	$2,307,318[2]
Interest	5,124	43,308
Total income	636,615	2,350,626
Expenses:
Investment advisory fees (Note 2)	331,183	627,214
Distribution fees (Class A) (Note 3)	104,607	64,464
Distribution fees (Class C) (Note 3)	5,661	57,431
Shareholder service fees (Class C) (Note 3)	1,887	19,144
Transfer agent fees	33,445	95,011
Administration fees	31,159	31,312
Legal fees	26,620	37,616
Registration fees and expenses	26,170	31,724
Trustee fees	22,920	35,340
Accounting fees	22,736	23,132
Audit fees	9,990	10,289
Reports to shareholders	5,670	10,938
Custody fees	3,454	6,483
Interest expense (Note 7)	1,220	9,358
Tax expense	—	6,650
Other expenses	21,776	34,393
Total expenses	648,498	1,100,499
Net investment income/(loss)	$(11,883)	$1,250,127
Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency
Realized gain/(loss) on:
Investments	5,447,227	5,339,050
Written options	—	(700,616)
Foreign currency transactions	—	—
Net realized gain on investments, written options, and foreign currency	5,447,227	4,638,434
Change in unrealized appreciation/depreciation on:
Investments	2,927,243	(18,636,981)
Written options	—	1,959,777
Foreign currency translations	—	(36)
Net unrealized appreciation/depreciation on investments, written options, and foreign currency	2,927,243	(16,677,240)
Net realized and unrealized gain/(loss) on investments, written options, and foreign currency	8,374,470	(12,038,806)
Net increase/(decrease) in net assets resulting from operations	$ 8,362,587	$ (10,788,679)

1	Net of foreign taxes withheld of $1,389.
2	Net of foreign taxes withheld of $3,172.
The accompanying notes are an integral part of these financial statements.

12

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Investment Income:
Dividends	$4,184,252[1]	$291,480[2]	$821,872	$516,473
Interest	107,233	21,289	72,639	38,601
Total income	4,291,485	312,769	894,511	555,074
Expenses:
Investment advisory fees (Note 2)	915,206	117,025	575,879	302,887
Legal fees	59,479	7,616	40,860	24,799
Trustee fees	51,748	5,224	27,712	18,076
Administration fees	31,573	31,421	31,234	31,203
Transfer agent fees	31,133	27,465	28,221	18,236
Custody fees	30,805	9,307	4,722	2,609
Registration fees and expenses	11,678	11,157	10,796	12,801
Accounting fees	8,282	8,145	8,282	8,267
Audit fees	8,196	8,196	9,515	9,715
Reports to shareholders	4,968	3,618	4,349	3,177
Interest expense (Note 7)	391	41	—	1,549
Other expenses	38,942	8,867	21,111	15,768
Total expenses before advisory fee waiver	1,192,401	238,082	762,681	449,087
Less: waiver of advisory fees by adviser	—	(69,045)	(119,051)	(102,931)
Total expenses	1,192,401	169,037	643,630	346,156
Net investment income	$3,099,084	$143,732	$250,881	$208,918
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency
Realized gain/(loss) on:
Investments	2,962,199	571,332	909,491	4,592,420
Foreign currency transactions	(59,568)	(30,881)	—	—
Net realized gain on investments and foreign currency	2,902,631	540,451	909,491	4,592,420
Change in unrealized appreciation/depreciation on:
Investments	13,664,724	1,616,492	4,055,268	(1,285,635)
Foreign currency translations	(180,419)	(70,297)	—	—
Net unrealized appreciation/depreciation on investments and foreign currency	13,484,305	1,546,195	4,055,268	(1,285,635)
Net realized and unrealized gain on investments and foreign currency	16,386,936	2,086,646	4,964,759	3,306,785
Net increase in net assets resulting from operations	$ 19,486,020	$ 2,230,378	$ 5,215,640	$3,515,703

[1]	Net of foreign taxes withheld of $430,241.
[2]	Net of foreign taxes withheld of $32,387.
The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	RMB Fund		RMB Mendon Financial Services Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase/(Decrease) in Net Assets
FROM Operations:
Net investment income/ (loss)	$(11,883)	$27,442	$1,250,127	$2,914,361
Net realized gain/(loss) on transactions	5,447,227	2,545,132	4,638,434	(8,444,818)
Change in unrealized appreciation/ depreciation	2,927,243	17,714,626	(16,677,240)	11,367,258
Net increase/(decrease) in net assets resulting from operations	8,362,587	20,287,200	(10,788,679)	5,836,801
Distributions to shareholders:
Net distributions to shareholders - Class A Shares	—	(1,228,480)	—	(758,759)
Net distributions to shareholders - Class C Shares	—	(27,879)	—	(147,104)
Net distributions to shareholders - Class I Shares	—	(389,853)	—	(1,783,555)
Total distributions to shareholders	—	(1,646,212)	—	(2,689,418)
Decrease in net assets derived from capital share transactions	(6,322,377)	(7,200,232)	(33,203,754)	(22,210,607)
Total increase/(decrease) in net assets	2,040,210	11,440,756	(43,992,433)	(19,063,224)
Net assets:
Beginning of period	111,481,829	100,041,073	198,173,765	217,236,989
End of period	$ 113,522,039	$111,481,829	$ 154,181,332	$ 198,173,765

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets - Capital Stock Activity

	RMB Fund		RMB Mendon Financial Services Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Capital stock transactions in dollars:
Class A Shares
Net proceeds from sales of shares	$33,297	$74,646	$621,931	$2,427,454
Net proceeds from reinvestment of dividends	—	1,122,788	—	722,531
Cost of shares redeemed	(3,480,073)	(5,292,064)	(6,235,704)	(12,193,038)
Net decrease	$(3,446,776)	$(4,094,630)	$(5,613,773)	$(9,043,053)
Class C Shares
Net proceeds from sales of shares	$240	$182,509	$303,220	$653,900
Net proceeds from reinvestment of dividends	—	21,462	—	127,356
Cost of shares redeemed	(125,901)	(368,219)	(2,332,675)	(4,912,716)
Net decrease	$(125,661)	$(164,248)	$(2,029,455)	$(4,131,460)
Class I Shares
Net proceeds from sales of shares	$1,145,940	$3,992,314	$10,571,866	$35,435,645
Net proceeds from reinvestment of dividends	—	379,426	—	1,627,278
Cost of shares redeemed	(3,895,880)	(7,313,094)	(36,132,392)	(46,099,017)
Net decrease	$(2,749,940)	$(2,941,354)	$(25,560,526)	$(9,036,094)
Net decrease in net assets derived from capital share transactions	$(6,322,377)	$(7,200,232)	$(33,203,754)	$(22,210,607)
Share Transactions
Class A
Shares sold	992	2,460	15,168	66,457
Shares issued on reinvestment of distributions	—	34,760	—	16,671
Shares redeemed	(102,703)	(176,689)	(155,228)	(325,914)
Net decrease in shares outstanding	(101,711)	(139,469)	(140,060)	(242,786)
Class C
Shares sold	10	7,594	8,808	20,862
Shares issued on reinvestment of distributions	—	894	—	3,398
Shares redeemed	(5,018)	(16,734)	(67,315)	(150,625)
Net decrease in shares outstanding	(5,008)	(8,246)	(58,507)	(126,365)
Class I
Shares sold	33,269	133,868	249,944	912,911
Shares issued on reinvestment of distributions	—	11,603	—	36,700
Shares redeemed	(117,005)	(242,800)	(886,437)	(1,190,521)
Net decrease in shares outstanding	(83,736)	(97,329)	(636,493)	(240,910)

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	RMB International Fund		RMB Japan Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase/(Decrease) in Net Assets
From operations:
Net investment income	$3,099,084	$4,616,343	$143,732	$302,305
Net realized gain/(loss) on transactions	2,902,631	(6,421,671)	540,451	90,427
Change in unrealized appreciation/ depreciation	13,484,305	32,093,663	1,546,195	3,955,624
Net increase in net assets resulting from operations	19,486,020	30,288,335	2,230,378	4,348,356
Distributions to shareholders:
Net distributions to shareholders - Class I Shares	—	(5,014,492)	—	(1,029,327)
Total distributions to shareholders	—	(5,014,492)	—	(1,029,327)
Capital stock transactions in dollars:
Class I shares
Net proceeds from sales of shares	10,467,760	30,764,373	3,114,763	2,067,105
Net proceeds from reinvestment of dividends	—	4,700,255	—	965,745
Cost of shares redeemed	(31,561,143)	(53,233,006)	(2,502,261)	(7,855,492)
Other capital contribution	—	—	—	1,309
Increase/(decrease) in net assets derived from capital share transactions	(21,093,383)	(17,768,378)	612,502	(4,821,333)
Total increase/(decrease) in net assets	(1,607,363)	7,505,465	2,842,880	(1,502,304)
Net assets:
Beginning of period	250,303,564	242,798,099	24,094,324	25,596,628
End of period	$ 248,696,201	$ 250,303,564	$ 26,937,204	$ 24,094,324
Share Transactions
Class I
Shares sold	1,054,446	3,349,441	300,434	223,617
Shares issued on reinvestment of distributions	—	498,965	—	99,870
Shares redeemed	(3,231,628)	(5,789,474)	(243,082)	(845,626)
Net increase/(decrease) in shares outstanding	(2,177,182)	(1,941,068)	57,352	(522,139)

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	RMB Small Cap Fund		RMB SMID Cap Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase/(Decrease) in Net Assets
From operations:
Net investment income	$250,881	$344,448	$208,918	$499,054
Net realized gain on transactions	909,491	277,157	4,592,420	7,306,226
Change in unrealized appreciation/ depreciation	4,055,268	17,074,560	(1,285,635)	8,139,999
Net increase in net assets resulting from operations	5,215,640	17,696,165	3,515,703	15,945,279
Distributions to shareholders:
Net distributions to shareholders - Class I Shares	—	(6,078,715)	—	(8,028,332)
Total distributions to shareholders	—	(6,078,715)	—	(8,028,332)
Capital stock transactions in dollars:
Class I shares
Net proceeds from sales of shares	27,872,943	26,910,904	474,169	6,979,797
Net proceeds from reinvestment of dividends	—	5,479,447	—	7,712,864
Cost of shares redeemed	(9,139,144)	(20,174,223)	(6,404,764)	(24,965,382)
Increase/(decrease) in net assets derived from capital share transactions	18,733,799	12,216,128	(5,930,595)	(10,272,721)
Total increase/(decrease) in net assets	23,949,439	23,833,578	(2,414,892)	(2,355,774)
Net assets:
Beginning of period	113,527,624	89,694,046	86,467,817	88,823,591
End of period	$ 137,477,063	$ 113,527,624	$ 84,052,925	$86,467,817
Share Transactions
Class I
Shares sold	1,895,932	1,916,655	37,555	580,197
Shares issued on reinvestment of distributions	—	369,484	—	631,684
Shares redeemed	(600,712)	(1,422,612)	(503,847)	(2,053,240)
Net increase/(decrease) in shares outstanding	1,295,220	863,527	(466,292)	(841,359)

The accompanying notes are an integral part of these financial statements.

17

RMB Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class A Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net asset value, beginning of period	$32.84	$27.51	$38.14	$31.13	$28.19	$20.90
Income from investment operations
Net investment income (loss)[a]	(0.01)	(0.01)	(0.02)	(0.01)	0.00[b]	0.01
Net realized and unrealized gain (loss) on securities	2.59	5.83	(7.94)	9.30	4.45	7.75
Total from investment operations	2.58	5.82	(7.96)	9.29	4.45	7.76
Less distributions
Dividends from net investment income	—	(0.00)[b]	(0.01)	(0.02)	(0.01)	(0.01)
Distributions from capital gains (from securities transactions)	—	(0.49)	(2.66)	(2.26)	(1.50)	(0.46)
Total distributions	—	(0.49)	(2.67)	(2.28)	(1.51)	(0.47)
Net asset value, end of period	$35.42	$32.84	$27.51	$38.14	$31.13	$28.19
Total return %	7.86[c]	21.19	(21.20)	29.99	15.93	37.16
Net assets, end of period (in $000’s)	$ 85,936	$ 83,023	$ 73,375	$ 99,229	$ 82,093	$ 77,152
Ratio to average net assets %
Ratio of total expenses after reimbursement / recovery (Note 5)	1.22[d,e]	1.24[f]	1.20[g]	1.12[h]	1.23[i]	1.16
Ratio of total expenses before reimbursement / recovery (Note 5)	1.22[d,e]	1.24[f]	1.20[g]	1.12[h]	1.23[i]	1.16
Ratio of net investment income (loss)	(0.07)[d]	(0.03)	(0.05)	(0.02)	0.00[j]	0.06
Portfolio turnover rate %	4[k]	8	18	12	29	22

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $925 or 0.00% of average net assets.
[f]	Includes interest expense of $269 or 0.00% of average net assets.
[g]	Includes interest expense of $2,702 or 0.00% of average net assets.
[h]	Includes interest expense of $459 or 0.00% of average net assets.
[i]	Includes interest expense of $409 or 0.00% of average net assets.
[j]	Less than 0.01%.
[k]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

18

RMB Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class C Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net asset value, beginning of period	$ 24.38	$20.68	$29.70	$24.82	$22.91	$17.18
Income from investment operations
Net investment loss[a]	(0.10)	(0.17)	(0.20)	(0.21)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on securities	1.92	4.36	(6.15)	7.37	3.57	6.33
Total from investment operations	1.82	4.19	(6.35)	7.16	3.41	6.19
Less distributions
Dividends from net investment income	—	(0.00)[b]	(0.01)	(0.02)	—	—
Distributions from capital gains (from securities transactions)	—	(0.49)	(2.66)	(2.26)	(1.50)	(0.46)
Total distributions	—	(0.49)	(2.67)	(2.28)	(1.50)	(0.46)
Net asset value, end of period	$ 26.20	$ 24.38	$20.68	$ 29.70	$ 24.82	$ 22.91
Total return %	7.47[c]	20.30	(21.81)	29.03	15.07	36.07
Net assets, end of period (in $000’s)	$ 1,532	$ 1,547	$1,483	$ 2,610	$ 2,580	$ 2,944
Ratio to average net assets %
Ratio of total expenses after reimbursement / recovery (Note 5)	1.97[d,e]	1.99[f]	1.94[g]	1.87[h]	1.98[i]	1.91
Ratio of total expenses before reimbursement / recovery (Note 5)	1.97[d,e]	1.99[f]	1.94[g]	1.87[h]	1.98[i]	1.91
Ratio of net investment loss	(0.82)[d]	(0.77)	(0.81)	(0.77)	(0.75)	(0.69)
Portfolio turnover rate %	4[j]	8	18	12	29	22

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $925 or 0.00% of average net assets.
[f]	Includes interest expense of $269 or 0.00% of average net assets.
[g]	Includes interest expense of $2,702 or 0.00% of average net assets.
[h]	Includes interest expense of $459 or 0.00% of average net assets.
[i]	Includes interest expense of $409 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

19

RMB Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net asset value, beginning of period	$33.24	$27.76	$38.37	$31.23	$28.27	$20.96
Income from investment operations
Net investment income[a]	0.03	0.07	0.06	0.08	0.07	0.08
Net realized and unrealized gain (loss) on securities	2.62	5.90	(8.00)	9.34	4.47	7.76
Total from investment operations	2.65	5.97	(7.94)	9.42	4.54	7.84
Less distributions
Dividends from net investment income	—	(0.00)[b]	(0.01)	(0.02)	(0.08)	(0.07)
Distributions from capital gains (from securities transactions)	—	(0.49)	(2.66)	(2.26)	(1.50)	(0.46)
Total distributions	—	(0.49)	(2.67)	(2.28)	(1.58)	(0.53)
Net asset value, end of period	$35.89	$33.24	$27.76	$38.37	$31.23	$28.27
Total return %	7.97[c]	21.54	(21.02)	30.31	16.22	37.53
Net assets, end of period (in $000’s)	$26,055	$26,912	$25,183	$43,013	$34,380	$31,197
Ratio to average net assets %
Ratio of total expenses after reimbursement / recovery (Note 5)	0.97[d,e]	0.99[f]	0.94[g]	0.87[h]	0.97[i]	0.91
Ratio of total expenses before reimbursement / recovery (Note 5)	0.97[d,e]	0.99[f]	0.94[g]	0.87[h]	0.97[i]	0.91
Ratio of net investment income	0.18[d]	0.22	0.19	0.22	0.26	0.32
Portfolio turnover rate %	4[j]	8	18	12	29	22

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $278 or 0.00% of average net assets.
[f]	Includes interest expense of $89 or 0.00% of average net assets.
[g]	Includes interest expense of $925 or 0.00% of average net assets.
[h]	Includes interest expense of $191 or 0.00% of average net assets.
[i]	Includes interest expense of $143 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

20

RMB Mendon Financial Services Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class A Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net asset value, beginning of period	$43.43	$42.09	$60.65	$39.31	$41.70	$34.25
Income from investment operations
Net investment income (loss)[a]	0.28	0.58	0.27	0.26	0.13	(0.04)
Net realized and unrealized gain (loss) on securities and options	(2.29)	1.32	(11.55)	21.90	(2.52)	7.85
Total from investment operations	(2.01)	1.90	(11.28)	22.16	(2.39)	7.81
Less distributions
Dividends from net investment income	—	(0.56)	(0.34)	(0.42)	—	—
Distributions from capital gains (from securities and options transactions)	—	—	(6.94)	(0.40)	—	(0.36)
Total distributions	—	(0.56)	(7.28)	(0.82)	—	(0.36)
Net asset value, end of period	$41.42	$43.43	$42.09	$60.65	$39.31	$41.70
Total return %	(4.60)[b]	4.52	(19.00)	56.44	(5.73)	22.80
Net assets, end of period (in $000’s)	$ 50,641	$ 59,184	$ 67,571	$ 95,124	$ 68,082	$ 117,615
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement / recovery (Note 5)	1.40[c,d]	1.37[e]	1.29[f]	1.24[g]	1.43[h]	1.28[i]
Ratio of total expenses before extraordinary expense and reimbursement / recovery (Note 5)	1.40[c,d]	1.37[e]	1.29[f]	1.24[g]	1.41[h]	1.28[i]
Ratio of net investment income (loss)	1.41[c]	1.55	0.52	0.49	0.41	(0.12)
Portfolio turnover rate %	28[j]	49	42	70	82	27

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $2,885 or 0.01% of average net assets.
[e]	Includes interest expense of $625 or 0.00% of average net assets.
[f]	Includes interest expense of $211 or 0.00% of average net assets.
[g]	Includes interest expense of $203 or 0.00% of average net assets.
[h]	Includes interest expense of $303 or 0.00% of average net assets.
[i]	Includes interest expense of $39 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

21

RMB Mendon Financial Services Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class C Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net asset value, beginning of period	$37.54	$36.48	$53.71	$34.99	$37.40	$30.98
Income from investment operations
Net investment income (loss)[a]	0.11	0.26	(0.10)	(0.12)	(0.09)	(0.29)
Net realized and unrealized gain (loss) on securities and options	(1.98)	1.10	(10.19)	19.44	(2.32)	7.07
Total from investment operations	(1.87)	1.36	(10.29)	19.32	(2.41)	6.78
Less distributions
Dividends from net investment income	—	(0.30)	—	(0.20)	—	—
Distributions from capital gains (from securities and options transactions)	—	—	(6.94)	(0.40)	—	(0.36)
Total distributions	—	(0.30)	(6.94)	(0.60)	—	(0.36)
Net asset value, end of period	$35.67	$37.54	$36.48	$53.71	$34.99	$37.40
Total return %	(4.98)[b]	3.73	(19.59)	55.28	(6.44)	21.88
Net assets, end of period (in $000’s)	$ 15,107	$ 18,096	$22,193	$ 30,687	$ 24,150	$ 34,797
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement / recovery (Note 5)	2.15[c,d]	2.12[e]	2.04[f]	1.99[g]	2.19[h]	2.03[i]
Ratio of total expenses before extraordinary expense and reimbursement / recovery (Note 5)	2.15[c,d]	2.12[e]	2.04[f]	1.99[g]	2.17[h]	2.03[i]
Ratio of net investment income (loss)	0.65[c]	0.80	(0.23)	(0.27)	(0.32)	(0.87)
Portfolio turnover rate %	28[j]	49	42	70	82	27

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $857 or 0.01% of average net assets.
[e]	Includes interest expense of $203 or 0.00% of average net assets.
[f]	Includes interest expense of $69 or 0.00% of average net assets.
[g]	Includes interest expense of $68 or 0.00% of average net assets.
[h]	Includes interest expense of $101 or 0.00% of average net assets.
[i]	Includes interest expense of $11 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

22

RMB Mendon Financial Services Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net asset value, beginning of period	$44.43	$43.04	$61.84	$40.06	$42.39	$34.72
Income from investment operations
Net investment income[a]	0.34	0.71	0.42	0.41	0.20	0.05
Net realized and unrealized gain (loss) on securities and options	(2.34)	1.34	(11.80)	22.32	(2.53)	7.98
Total from investment operations	(2.00)	2.05	(11.38)	22.73	(2.33)	8.03
Less distributions
Dividends from net investment income	—	(0.66)	(0.48)	(0.55)	—	—
Distributions from capital gains (from securities and options transactions)	—	—	(6.94)	(0.40)	—	(0.36)
Total distributions	—	(0.66)	(7.42)	(0.95)	—	(0.36)
Net asset value, end of period	$42.43	$44.43	$43.04	$61.84	$40.06	$42.39
Total return %	(4.50)[b]	4.77	(18.80)	56.84	(5.50)	23.13
Net assets, end of period (in $000’s)	$ 88,433	$ 120,894	$ 127,472	$ 184,454	$ 106,981	$ 234,303
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement / recovery (Note 5)	1.15[c,d]	1.13[e]	1.04[f]	0.99[g]	1.18[h]	1.03[i]
Ratio of total expenses before extraordinary expense and reimbursement / recovery (Note 5)	1.15[c,d]	1.13[e]	1.04[f]	0.99[g]	1.16[h]	1.03[i]
Ratio of net investment income	1.67[c]	1.84	0.77	0.75	0.63	0.14
Portfolio turnover rate %	28[j]	49	42	70	82	27

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $5,616 or 0.01% of average net assets.
[e]	Includes interest expense of $1,107 or 0.00% of average net assets.
[f]	Includes interest expense of $392 or 0.00% of average net assets.
[g]	Includes interest expense of $361 or 0.00% of average net assets.
[h]	Includes interest expense of $582 or 0.00% of average net assets.
[i]	Includes interest expense of $78 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

23

RMB International Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net asset value, beginning of period	$9.55	$8.63	$10.60	$9.78	$9.20	$7.81
Income from investment operations
Net investment income[a]	0.13	0.16	0.15	0.10	0.07	0.11
Net realized and unrealized gain (loss) on securities	0.67	0.95	(1.94)	0.83	0.57	1.39
Total from investment operations	0.80	1.11	(1.79)	0.93	0.64	1.50
Less distributions
Dividends from net investment income	—	(0.19)	(0.18)	(0.11)	(0.06)	(0.11)
Distributions from capital gains (from securities transactions)	—	—	—	—	—	—
Total distributions	—	(0.19)	(0.18)	(0.11)	(0.06)	(0.11)
Net asset value, end of period	$10.35	$9.55	$8.63	$10.60	$9.78	$9.20
Total return %	8.38[b]	12.94	(16.94)	9.53	7.01	19.20
Net assets, end of period (in $000’s)	$ 248,696	$ 250,304	$ 242,798	$ 317,071	$ 257,706	$ 216,030
Ratio to average net assets %
Ratio of total expenses after reimbursement / recovery (Note 5)	0.98[c,d]	0.99	0.95[e]	0.91	0.98[f]	0.95
Ratio of total expenses before reimbursement / recovery (Note 5)	0.98[c,d]	0.99	0.95[e]	0.91	0.98[f]	0.94
Ratio of net investment income after reimbursement / recovery	2.54[c]	1.80	1.62	0.99	0.83	1.27
Ratio of net investment income before reimbursement / recovery	2.54[c]	1.80	1.62	0.99	0.83	1.28
Portfolio turnover rate %	9[b]	44	30	21	51	112

[a]	Per share values have been calculated using the average shares method.
[b]	Not Annualized.
[c]	Annualized.
[d]	Includes interest expense of $391 or 0.00% of average net assets.
[e]	Includes interest expense of $18 or 0.00% of average net assets.
[f]	Includes interest expense of $28 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

24

RMB Japan Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net asset value, beginning of period	$9.80	$8.58	$10.14	$11.25	$9.98	$8.58
Income from investment operations
Net investment income[a]	0.06	0.11	0.09	0.05	0.05	0.07
Net realized and unrealized gain (loss) on securities	0.84	1.54	(1.56)	(0.34)	1.25	1.44
Total from investment operations	0.90	1.65	(1.47)	(0.29)	1.30	1.51
Less distributions
Dividends from net investment income	—	(0.43)	—	(0.30)	(0.03)	(0.11)
Distributions from capital gains (from securities transactions)	—	—	(0.09)	(0.52)	—	—
Total distributions	—	(0.43)	(0.09)	(0.82)	(0.03)	(0.11)
Net asset value, end of period	$10.70	$9.80	$8.58	$10.14	$11.25	$9.98
Total return %	9.18[b]	19.35	(14.52)	(2.56)	13.06	17.63
Net assets, end of period (in $000’s)	$ 26,937	$ 24,094	$ 25,597	$ 42,705	$ 62,769	$ 70,245
Ratio to average net assets %
Ratio of total expenses after reimbursement / recovery (Note 5)	1.30[c,d]	1.30[e]	1.30[f]	1.30[g]	1.30[h]	1.30[i]
Ratio of total expenses before reimbursement / recovery (Note 5)	1.83[c,d]	1.88[e]	1.63[f]	1.38[g]	1.32[h]	1.28[i]
Ratio of net investment income after reimbursement / recovery	1.10[c]	1.24	1.05	0.45	0.51	0.77
Ratio of net investment income before reimbursement / recovery	0.57[c]	0.66	0.72	0.37	0.49	0.79
Portfolio turnover rate %	18[b]	52	32	18	75	76

[a]	Per share values have been calculated using the average shares method.
[b]	Not Annualized.
[c]	Annualized.
[d]	Includes interest expense of $41 or 0.00% of average net assets.
[e]	Includes interest expense of $339 or 0.00% of average net assets.
[f]	Includes interest expense of $246 or 0.00% of average net assets.
[g]	Includes interest expense of $1,536 or 0.00% of average net assets.
[h]	Includes interest expense of $2,436 or 0.00% of average net assets.
[i]	Includes interest expense of $83 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

25

RMB Small Cap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	For the period from 7/1/2019 through 12/31/2019[a]	6/30/2019
Net asset value, beginning of period	$14.92	$13.30	$18.15	$15.56	$13.83	$13.63	$18.76
Income from investment operations
Net investment income (loss)	0.03[b]	0.05 [b]	0.09[b]	0.08[b]	(0.00)[b,c]	0.03	0.04
Net realized and unrealized gain (loss) on securities	0.49	2.41	(4.58)	3.68	2.41	0.82	(0.00)[c]
Total from investment operations	0.52	2.46	(4.49)	3.76	2.41	0.85	0.04
Less distributions
Dividends from net investment income	—	(0.04)	(0.09)	(0.09)	—	(0.06)	—
Distributions from capital gains (from securities transactions)	—	(0.80)	(0.27)	(1.08)	(0.68)	(0.59)	(5.17)
Total distributions	—	(0.84)	(0.36)	(1.17)	(0.68)	(0.65)	(5.17)
Net asset value, end of period	$15.44	$14.92	$13.30	$18.15	$15.56	$13.83	$13.63
Total return %	3.49[d]	18.53	(24.80)	24.38	17.59	6.33[d]	3.96
Net assets, end of period (in $000’s)	$ 137,477	$ 113,528	$ 89,694	$ 141,517	$ 116,651	$ 101,201	$ 118,421
Ratio to average net assets %
Ratio of total expenses after reimbursement / recovery (Note 5)	0.95[e]	0.95	0.95[f]	0.95	1.00[g]	1.10[e,h]	1.10
Ratio of total expenses before reimbursement / recovery (Note 5)	1.13[e]	1.17	1.13[f]	1.06	1.18[g]	1.24[e,h]	1.23
Ratio of net investment income (loss) after reimbursement / recovery	0.37[e]	0.35	0.61	0.44	(0.02)	0.35[e]	0.32
Ratio of net investment income (loss) before reimbursement / recovery	0.19[e]	0.13	0.43	0.33	(0.02)	0.21[e]	0.19
Portfolio turnover rate %	2[d]	12	15	7	35	6[d]	19

[a]	The Fund changed fiscal year end from June 30 to December 31 effective close of business September 5, 2019.
[b]	Per share values have been calculated using the average shares method.
[c]	Less than $0.01 per share.
[d]	Not Annualized.
[e]	Annualized.
[f]	Includes interest expense of $422 or 0.00% of average net assets.
[g]	Includes interest expense of $2,336 or 0.00% of average net assets.
[h]	Includes interest expense of $4,073 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

26

RMB SMID Cap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	6/30/2024 (unaudited)	12/31/2023	12/31/2022	12/31/2021	12/31/2020	For the period from 7/1/2019 through 12/31/2019[a]	6/30/2019
Net asset value, beginning of period	$12.27	$11.26	$15.43	$12.73	$10.80	$11.45	$12.45
Income from investment operations
Net investment income[a]	0.03[b]	0.07 [b]	0.09 [b]	0.08 [b]	0.00 [b,c]	0.03	0.03
Net realized and unrealized gain (loss) on securities	0.47	2.18	(3.31)	3.47	2.61	0.86	0.44
Total from investment operations	0.50	2.25	(3.22)	3.55	2.61	0.89	0.47
Less distributions
Dividends from net investment income	—	(0.13)	(0.15)	(0.08)	(0.03)	(0.06)	—
Distributions from return of capital	—	—	—	(0.01)	—	—	—
Distributions from capital gains (from securities transactions)	—	(1.11)	(0.80)	(0.76)	(0.65)	(1.48)	(1.47)
Total distributions	—	(1.24)	(0.95)	(0.85)	(0.68)	(1.54)	(1.47)
Net asset value, end of period	$12.77	$12.27	$11.26	$15.43	$12.73	$10.80	$11.45
Total return %	4.07[d]	20.06	(20.87)	28.10	24.39	8.06[d]	5.71
Net assets, end of period (in $000’s)	$ 84,053	$ 86,468	$ 88,824	$ 287,589	$ 231,657	$ 158,743	$ 181,588
Ratio to average net assets %
Ratio of total expenses after reimbursement / recovery (Note 5)	0.80[e,f]	0.80[g]	0.80[h]	0.80[i]	0.84[j]	0.96[e,k]	0.95
Ratio of total expenses before reimbursement / recovery (Note 5)	1.04[e,f]	1.05[g]	0.91[h]	0.84[i]	0.94[j]	1.04[e,k]	1.05
Ratio of net investment income after reimbursement / recovery	0.48[e]	0.58	0.71	0.54	0.02	0.35[e]	0.22
Ratio of net investment income (loss) before reimbursement / recovery	0.24[e]	0.33	0.60	0.50	(0.08)	0.27[e]	0.12
Portfolio turnover rate %	2[d]	4	4	9	21	4[d]	16

[a]	The Fund changed fiscal year end from June 30 to December 31 effective close of business September 5, 2019.
[b]	Per share values have been calculated using the average shares method.
[c]	Less than $0.01 per share.
[d]	Not Annualized.
[e]	Annualized.
[f]	Includes interest expense of $1,549 or 0.00% of average net assets.
[g]	Includes interest expense of $3,783 or 0.00% of average net assets.
[h]	Includes interest expense of $3,449 or 0.00% of average net assets.
[i]	Includes interest expense of $586 or 0.00% of average net assets.
[j]	Includes interest expense of $61 or 0.00% of average net assets.
[k]	Includes interest expense of $7,786 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

27

Notes to Financial Statements
June 30, 2024 (Unaudited)
Organization
RMB Investors Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of six series: RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund, and RMB SMID Cap Fund (each, a “Fund” and collectively, the “Funds”). Curi RMB Capital, LLC (“Curi RMB” or the “Adviser”) serves as the investment adviser to the Funds. Mendon Capital Advisors Corp. (“Mendon” or the “Sub-Adviser”) serves as sub-adviser to the RMB Mendon Financial Services Fund.
Each Fund’s investment objective primarily or solely consists of seeking capital appreciation or long-term capital appreciation.
RMB Fund and RMB Mendon Financial Services Fund offer Class A, Class C, and Class I shares. RMB International Fund, RMB Japan Fund, RMB Small Cap Fund and RMB SMID Cap Fund offer Class I shares.
Class A shares incur a maximum initial sales charge of 5.00% and an annual distribution and service fee of 0.25%.
Class C shares are subject to an annual distribution and shareholder service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
Class I shares have no initial sales charge and bear no annual distribution and service fee.
1. Significant Accounting Policies
Each Fund is considered an investment company under United States of America Generally Accepted Accounting Principles (“U.S. GAAP”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
Investment Valuation. Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by the Adviser to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.
Exchange-Listed Equities and Funds and Depositary Receipts. The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date. If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.
The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date. The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP. If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

28

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Over-the-Counter Securities. Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date. If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.
Foreign Securities. Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates. For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.
Options. Options traded on an exchange are valued at the last reported sale price. If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.
Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds). Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs. If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.
Fixed-Income Securities. Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.
Shares Valuation. The NAV per share of each share class of each Fund is calculated by dividing the net assets (total assets, minus all liabilities including accrued expenses) of the share class by the total number of shares outstanding of the share class, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.
Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes. The Funds bear the risk of changes in the foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including: less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates and political and economic instability. The risks of foreign investments are typically greater in emerging and less-developed markets.

29

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Multiple Class Allocations. Each class of shares of a Fund has equal rights as to earnings and assets, except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
Accounting for Portfolio Transactions. The Funds account for purchases and sales of portfolio securities as of each security’s trade date. The Funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the Funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The Funds record interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Use of Management Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a Fund’s assets, liabilities, income, and other items may ultimately differ from what is shown here.
2. Adviser Fees
RMB serves as the investment adviser to the Funds. The Adviser is entitled to a monthly management fee at an annual rate equal to the following percentages of the average daily net assets of each Fund:

RMB Fund	0.60%
RMB Mendon Financial Services Fund	0.75%
RMB International Fund	0.75%
RMB Japan Fund	0.90%
RMB Small Cap Fund	0.85%
RMB SMID Cap Fund	0.70%

The Adviser pays the Sub-Adviser for services with respect to the RMB Mendon Financial Services Fund. Effective May 1, 2020, the annual advisory fees for RMB Small Cap Fund and RMB SMID Cap Fund were reduced by 0.15% to the amounts shown above.
3. Distribution Fees and Commissions
Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter to the Funds pursuant to a distribution agreement dated September 30, 2021. The Distributor acts as principal underwriter of each Fund’s shares. The RMB Fund and RMB Mendon Financial Services Fund have adopted distribution plans under Rule 12b-1 of the 1940 Act, to reimburse the Distributor for services provided for distributing Class A and Class C shares of the Funds. The following Funds pay the Distributor distribution and shareholder service fees from the assets of the share classes, and in the amounts, listed below:
Distribution Fees:

	Class A	Class C
RMB Fund	0.25%	0.75%
RMB Mendon Financial Services Fund	0.25%	0.75%

30

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Shareholder Service Fees:

Class C
RMB Fund	0.25%
RMB Mendon Financial Services Fund	0.25%

4. Offering Price
For Class A shares, the offering price includes a maximum 5% sales charge. The redemption price is NAV. Class C shares are offered at NAV without the imposition of an initial sales charge and the redemption price is NAV, subject to any applicable CDSC. Class I shares are offered at NAV without the imposition of an initial sales charge or a CDSC.
5. Expenses
Expenses directly charged or attributable to any Fund will be paid from the assets of that Fund. Generally, expenses of the Trust will be allocated among and charged to each Fund on a basis deemed fair and equitable, generally pro-rata based on the relative assets of each Fund. Fund expenses that are not class specific are allocated to each class based on relative net assets. Differences in class-level expenses may result in payment of different per share dividends by class.
The Adviser and the Trust entered into an Expense Limitation Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser contractually limits certain operating expenses (including advisory, distribution and service fees, among others) of the following Funds and share classes to the rates below based on average daily net assets by waiving its advisory fees and reimbursing Fund operating expenses.

	Class A	Class C	Class I
RMB Fund	1.59%	2.34%	1.34%
RMB Mendon Financial Services Fund	1.80%	2.55%	1.55%
RMB International Fund			1.15%
RMB Japan Fund			1.30%
RMB Small Cap Fund			0.95%
RMB SMID Cap Fund			0.80%

Effective May 1, 2020, the annual expense limitations for RMB Small Cap Fund and RMB SMID Cap Fund were reduced by 0.15% to the amounts shown above.
In accordance with the Agreement, the Adviser will not reimburse a Fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board. For the year ended December 31, 2020, there were extraordinary expenses of $46,906 allocated to the RMB Mendon Financial Services Fund related to the reorganization (See Note 15).
The Agreement will remain in effect through April 30, 2025 and will be automatically renewed for successive one-year periods ending April 30, unless either party cancels the automatic renewal provision. While in effect the Agreement may be terminated with respect to a Fund by agreement of the Adviser and the Board.
Amounts waived or reimbursed by the Adviser with respect to a Fund may be recouped for a period of three years from the date an amount was waived or reimbursed to the extent the Fund’s actual fees and expenses for a fiscal period, including recoupments paid to the Adviser, are less than the Fund’s

31

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
expense limitation both at the time of waiver and recoupment. The following table shows each Fund’s waived or reimbursed expenses subject to recoupment by the Adviser for the next three years:

Year Incurred	Expiration Year	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
2021	2024	$22,964	$88,129	$64,840
2022	2025	$108,303	$209,754	$229,454
2023	2026	$140,102	$217,357	$213,349
2024	2027	$69,045	$119,051	$102,931

The RMB Fund, RMB Mendon Financial Services Fund, and RMB International Fund do not have any previously waived or reimbursed expenses subject to recoupment by the Adviser.
6. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments for each Fund, for the six months ended June 30, 2024, were as follows:

	Purchases	Sales
RMB Fund	$3,879,470	$10,546,428
RMB Mendon Financial Services Fund	$47,187,983	$76,214,354
RMB International Fund	$22,469,173	$27,319,626
RMB Japan Fund	$5,504,689	$4,402,054
RMB Small Cap Fund	$21,153,807	$3,055,285
RMB SMID Cap Fund	$2,070,492	$10,786,390

7. Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $75 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 25% of the Fund’s gross market value (15% of gross market value for the Japan Fund). The interest rate on loans under the Loan Agreement equals the prime rate minus one percent per annum, payable monthly. For the six months ended June 30, 2024, borrowing activity under the Loan Agreement was as follows:

	Outstanding Daily Average Balance for the Period[1]	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at 6/30/2024
RMB Fund	$488,000	$1,309,000	$1,220	7.50%	$ 0
RMB Mendon Financial Services Fund	3,743,333	10,501,000	9,358	7.50%	0
RMB International Fund	626,000	626,000	391	7.50%	0
RMB Japan Fund	66,333	120,000	41	7.50%	0
RMB SMID Cap Fund	1,858,750	3,608,000	1,549	7.50%	0

[1]	Excludes days where there was no activity on the line of credit.

32

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
8. Distributions and Taxes
Each Fund’s dividends from net investment income, if any exist, are generally declared and paid at least annually.
Distributions of net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes.
The Funds record distributions on the ex-dividend date. On occasion, a Fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. A Fund would only make reclassifications consistent with federal tax regulations.
It is each Fund’s intention to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision has been made. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021 − 2023), or expected to be taken in the Funds’ 2024 tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions paid on a tax basis during 2023 and 2022 are as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Fiscal year ended 12/31/2023
Distributions paid from:
Ordinary Income	$3,546	$2,689,418	$5,014,492	$1,029,327	$465,883	$1,123,614
Long-Term Capital Gain	1,642,666	—	—	—	5,612,832	6,904,718
Total Distributions Paid	$1,646,212	$2,689,418	$5,014,492	$1,029,327	$6,078,715	$8,028,332
Fiscal year ended 12/31/2022
Distributions paid from:
Ordinary Income	$489,866	$6,603,273	$4,823,617	$—	$780,310	$1,425,349
Long-Term Capital Gain	8,536,873	26,523,712	—	271,407	1,906,022	12,400,602
Total Distributions Paid	$9,026,739	$33,126,985	$4,823,617	$271,407	$2,686,332	$13,825,951

The Funds designated as long-term capital gain dividends, pursuant to IRS Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2023.

33

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

2023	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Tax cost of Investments	$55,567,720	$158,670,289	$204,984,819	$18,941,113	$67,382,700	$43,083,100
Unrealized appreciation	56,284,524	44,072,705	45,767,625	5,479,440	52,947,525	46,231,722
Unrealized depreciation	(338,965)	(7,822,948)	(4,094,391)	(1,525,891)	(6,821,182)	(2,788,819)
Net unrealized appreciation/ (depreciation)	55,945,559	36,249,757	41,673,234	3,953,549	46,126,343	43,442,903
Undistributed ordinary income	27,442	225,036	531,351	32,749	—	—
Undistributed long-term capital gains	2,144,584	—	—	—	—	—
Total distributable earnings	2,172,026	225,036	531,351	32,749	—	—
Other accumulated losses	—	(47,597,076)[1]	(39,883,499)	(1,044,162)	(596,137)	(107,675)
Total accumulated gain/ (loss)	$58,117,585	$(11,122,283)	$2,321,086	$2,942,136	$45,530,206	$43,335,228

[1]
Includes $31,747,437 of short-term and $7,216,917 of long-term capital losses acquired from the Target Fund in the Reorganization (Note 15). Per the IRS, use of these losses is limited to $204,497 per year.

Under current law, the Funds may carry forward net capital losses (which may be short-term and/or long-term) indefinitely to use to offset capital gains realized in future years. The following tables set forth each Fund’s available capital loss carryforwards as of December 31, 2023 and the capital loss carryforwards utilized by the Funds in 2023:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Not Subject to Expiration
Short-Term	$ —	$—	$(30,031,020)	$(71,336)	$ —	$ —
Long-Term	$—	$(8,632,670)	$(10,022,337)	$(1,035,860)	$—	$—
2023
Capital Loss Carryforward
Utilized	$—	$204,497	$—	$—	$ —	$—

At December 31, 2023, RMB Small Cap Fund and RMB SMID Cap Fund had Deferred
Post-October losses of $596,137 and $107,675, respectively.

34

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Net investment income and realized gain and loss for federal tax purposes differ from that reported in the financial statements because of temporary and permanent book and tax differences. These differences are primarily related to differing treatment of wash sales, REITs, PFIC partnerships and the tax practice known as equalization. As of December 31, 2023, the permanent book and tax basis differences were as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Increase/(Decrease)
Distributable Earnings	$(195,962)	$ —	$—	$ —	$ —	$(374,979)
Paid-In Capital	$195,962	$—	$—	$—	$—	$374,979

9. Disclosure of Certain Commitments and Contingencies
Under the Funds’ organizational documents, officers and trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and based on experience expect the risk of loss to be remote.
10. Transactions with Affiliated Securities
During the six months ended June 30, 2024, the Funds held no affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the outstanding voting securities.
11. Restricted Securities
Except the Japan Fund, the Funds may not invest more than 15% of net assets in securities subject to legal or contractual restrictions on resale, including Rule 144A securities (“restricted securities”), that are deemed illiquid. The Japan Fund may not invest more than 15% of its net assets in restricted securities (both liquid and illiquid). At June 30, 2024, the Funds held no restricted securities.
12. Fund Risks
Each of the Funds is subject to market risk, equity securities risk, management risk, and other risks. Market risk is the risk that the price of a security held by a Fund may decline, sometimes rapidly or unpredictably, due to changing economic, political or market conditions that are not specifically related to the issuer of the security. Equity securities risk is the risk that the price of an equity security held by a Fund may decline due to factors related to the issuer of the security including the sector or industry in which it operates. Equity securities may be disproportionately affected by these risks because they are subordinated to preferred stock, bonds, and other debt instruments in the issuer’s capital structure. Equity securities have historically experienced more volatility in their returns than debt securities. Management risk is the risk that investment decisions employed by the Adviser or Sub-Adviser will not produce the intended results.
RMB Mendon Financial Services Fund may be disproportionately affected by events affecting the Financial Services sector, which may include changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Also, changing regulation of Financial Services companies may adversely or positively affect companies in which the Funds invest.
The Japanese economy is characterized by an aging demographic, declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the

35

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
U.S., also impacts growth, and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Any restrictions on global trade are likely to have a significant adverse effect on the country. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events).
These risks, and other risks applicable to the Funds, are further described in the Funds’ Prospectus and Statement of Additional Information.
13. Fair Value Measurements
U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:
Level 1 –
 Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.
Level 2 –
 Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.
Level 3 –
 Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect RMB’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.
The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of

36

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At June 30, 2024	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stocks[1]	$112,895,007	$—	$—	$112,895,007
Short-Term Investments	382,860	—	—	382,860
Total Investments in Securities	$113,277,867	$—	$—	$113,277,867
RMB Mendon Financial Services Fund
Assets
Common Stocks[1]	$152,272,368	$—	$—	$152,272,368
Short-Term Investments	225,498	—	—	225,498
Total	$152,497,866	$—	$—	$152,497,866
Liabilities
Written Options[1]	—	(842,625)	0[2]	(842,625)
Total Investments in Securities	$152,497,866	$(842,625)	$0	$151,655,241
RMB International Fund
Assets
Common Stocks[1,3]	$—	$244,015,387	$—	$244,015,387
Short-Term Investments	6,769,705	—	—	6,769,705
Total Investments in Securities	$6,769,705	244,015,387	$—	$250,785,092
RMB Japan Fund
Assets
Common Stocks[1,3]	$—	$26,006,733	$—	$26,006,733
Short-Term Investments	338,635	—	—	338,635
Total Investments in Securities	$338,635	$26,006,733	$—	$26,345,368
RMB Small Cap Fund
Assets
Common Stocks[1]	$135,396,894	$—	$—	$135,396,894
Short-Term Investments	2,125,470	—	—	2,125,470
Total Investments in Securities	$137,522,364	$—	$—	$137,522,364
RMB SMID Cap Fund
Assets
Common Stocks[1]	$80,442,862	$—	$—	$80,442,862
Short-Term Investments	3,610,375	—	—	3,610,375
Total Investments in Securities	$84,053,237	$—	$—	$84,053,237

[1]	Refer to the Schedule of Investments section of the applicable Fund in this Core Financial Statements for a breakdown of holdings by sector or industry.

37

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
[2]	The option is categorized as Level 3 and has a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
[3]
Foreign securities valued using systemic fair valuation are categorized as Level 2. The table below provides a breakdown, by country, of the RMB International Fund’s and the RMB Japan Fund’s Level 2 securities at June 30, 2024.

	RMB International Fund	RMB Japan Fund
Australia	$5,464,415	$—
Denmark	6,773,208	—
Finland	7,166,477	—
France	17,047,828	—
Germany	12,776,112	—
Hong Kong	3,638,758	—
Italy	2,351,253	—
Japan	69,975,331	26,006,733
Netherlands	17,566,873	—
Sweden	5,842,852	—
Switzerland	30,690,735	—
United Kingdom	64,721,545	—
Total	$244,015,387	$26,006,733

14. Disclosures about Derivative Instruments and Hedging Activities
Accounting Standards Codification Topic 815 — Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”) requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment of derivatives and the effect derivatives have on financial performance.
The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Value of Deriviative Instruments
As of June 30, 2024

Fund	Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets & Liabilities Location	Asset or Liability	Fair Value
RMB Mendon Financial Services Fund	Equity Contracts	Options written, at value	Liability	$842,625

The Effect of Derivative Instruments on the Statements of Operations
For the six months ended June 30, 2024

Fund	Changes in Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
RMB Mendon Financial Services Fund	Equity Contracts	Realized loss on written options	$(700,616)
		Net unrealized appreciation/ depreciation on written options		$1,959,777

38

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The derivative instruments outstanding as of the six months ended June 30, 2024 as disclosed in the Funds’ portfolio holdings and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months ended June 30, 2024 as disclosed in the statements of operations serve as indicators of the volume of derivative activity for the Funds.
The quarterly average volumes of derivative instruments as of June 30, 2024 are as follows:

Fund	Derivative	Instrument	Number of Contracts	Notional Value
RMB Mendon Financial Services Fund	Equity Contracts	Call Option Written	(6,283)	$(1,671,458)

The average number of derivative instruments is based on the average quarter end balances for the period January 1, 2024 to June 30, 2024.
15. Fund Reorganizations
As of close of business on June 19, 2020, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of the RMB Mendon Financial Long/Short Fund (the “Target Fund”) were transferred to the RMB Mendon Financial Services Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund	RMB Mendon Financial Long/Short Fund – Class A	RMB Mendon Financial Long/Short Fund – Class C	RMB Mendon Financial Long/Short Fund – Class I
Net Assets	$7,055,269	$2,813,344	$8,887,299
Shares Outstanding	1,091,425	477,605	1,352,940
Net Asset Value	6.46	5.89	6.57
Unrealized appreciation/depreciation	10,737,461	637,179	(12,744,223)

Acquiring Fund	RMB Mendon Financial Services Fund – Class A	RMB Mendon Financial Services Fund – Class C	RMB Mendon Financial Services Fund – Class I
Net Assets immediately prior to Reorganization	$55,428,864	$18,752,274	$103,747,910
Net Assets immediately after Reorganization	$62,484,133	$21,565,618	$112,635,209
Fund Shares issued in exchange for acquired fund	260,632	116,297	322,605
Exchange rate for shares issued	0.24	0.24	0.24

Assuming the Reorganization had been completed on January 1, 2020, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2020, are as follows:

RMB Mendon Financial Services Fund
Net investment income	$830,750
Net realized loss on investments	(56,319,647)
Change in net unrealized appreciation/depreciation on investments	(59,031,070)
Total decrease in net assets resulting from operations	$(114,519,967)

39

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Since the combined investment portfolios have been managed as a single integrated portfolio from the time the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s statements of operations since June 19, 2020.
16. Subsequent Events
The Adviser has evaluated the impact to these financial statements of all subsequent events occurring after the date of this report and has determined that there were no events that require recognition or disclosure in the financial statements.

40

Other Information (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies is available in the most recent Statement of Additional Information, which can be obtained without charge by (1) calling (800) 462-2392; (2) visiting the Funds’ website located at http://www.rmbfunds.com; and (3) visiting the U.S. Securities and Exchange Commission’s (“SEC”) website located at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge by calling (800) 462-2392 or on the SEC’s website at www.sec.gov.
Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter on the SEC’s website at www.sec.gov. A complete listing of each Fund’s portfolio holdings is also available monthly, with approximately a 30-day lag, by visiting the Funds’ website located at www.rmbfunds.com or by calling (800) 462-2392.

41

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
internet: www.foreside.com
Shareholder Returns
Shareholders can obtain the most recent Fund returns by calling 1-(800) 462-2392 or on the Trust’s website at http://www.rmbfunds.com.

Adviser
Curi RMB Capital, LLC
115 South LaSalle Street, 34th Floor
Chicago, IL 60603
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

Independent Trustee Counsel
Perkins Coie LLP
700 13th Street NW, Suite 800
Washington, DC 20005
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

OFFICERS OF THE TRUST	BOARD OF TRUSTEES
Christopher M. Graff
President
Maher A. Harb
Chief Financial Officer and Treasurer
Joseph McDermott
Chief Compliance Officer
Frank A. Passantino
First Vice President, Assistant Secretary and
Anti-Money Laundering Compliance Officer Laura A. Flentye
Senior Vice President and Secretary
Independent Chair Margaret M. Eisen Trustees Peter Borish James M. Snyder

Investment Company Act file number: 811-00994
This report was prepared for current shareholders of the Funds, which are all a part of RMB Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.
Because this report gives data about the past, the Funds’ holdings may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

A special meeting of shareholders (the “Special Meeting”) of the RMB Investors Trust (the “Trust”), and each of its series (each a “Fund,” and collectively, the “Funds”), was held on March 20, 2024. At the Special Meeting, shareholders voted on a proposal to approve (i) a new investment advisory agreement between Curi RMB Capital, LLC (“Curi RMB Capital”), the surviving entity following a merger of the Funds’ investment adviser, and the Trust and (ii) a new sub-advisory agreement between Curi RMB Capital and Mendon Capital Advisors Corp. (“Mendon”) with respect to the RMB Mendon Financial Services Fund (“Financial Services Fund”). Further details regarding the proposals and the Special Meeting are contained in a definitive proxy statement filed with the SEC on January 30, 2024.

At the Special Meeting held on March 20, 2024, the new investment advisory agreement between Curi RMB Capital and the Trust was approved by shareholders of the RMB Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund, and RMB SMID Cap Fund. The Special Meeting of shareholders of the Financial Services Fund was adjourned to provide shareholders more time to cast their proxy vote. The March 20, 2024 voting results were as follows:

	Votes For	Votes Against	Abstained	Broker Non-Votes
RMB Fund	1,671,104	13,679	145,973	N/A
RMB International Fund	22,337,260	1,142	3,782	N/A
RMB Japan Fund	2,281,879	-	322	N/A
RMB Small Cap Fund	4,484,509	2,371	28,523	N/A
RMB SMID Cap Fund	3,674,361	1,521	77,600	N/A

At the reconvened Special Meeting on May 14, 2024, shareholders of the Financial Services Fund approved (i) the new investment advisory agreement between Curi RMB Capital and the Trust, on behalf of the Financial Services Fund and (ii) the new sub-advisory agreement between Curi RMB Capital and Mendon with respect to the Financial Services Fund. The May 14, 2024 voting results were as follows:

	Votes For	Votes Against	Abstained	Broker Non-Votes
RMB Mendon Financial Services Fund (Advisory Agreement)	1,729,153	69,718	497,533	N/A
RMB Mendon Financial Services Fund (Sub-Advisory Agreement)	1,726,137	70,277	499,991	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

(1)	See the financial statements included in the response to Item 7(a) for information on the remuneration paid by RMB Investors Trust to all trustees for regular compensation.
(2)	None.
(3)	A portion of the Trust Chief Compliance Officer’s compensation is paid by the Trust, and during the period covered by this report the amount paid by the Trust was $26,913.
(4)	None.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the period covered by this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for the period covered by this report.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant.
Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President
(Principal Executive Officer)

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President
(Principal Executive Officer)

Date	September 6, 2024

By (Signature and Title)*	/s/ Maher A. Harb
Maher A. Harb, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	September 6, 2024